Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Dec. 03, 2024	Feb. 28, 2024	Jan. 23, 2024	Nov. 21, 2023	Aug. 15, 2023	May 11, 2023
Tema American Reshoring ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Tema American Reshoring ETF NAV
Account Value	$ 14,694		$ 13,688				$ 10,000
Tema Electrification ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Tema Electrification ETF NAV
Account Value	$ 8,845	$ 10,000
Tema GLP-1, Obesity & Cardiometabolic ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Tema GLP-1, Obesity & Cardiometabolic ETF NAV
Account Value	$ 11,825		12,743		$ 10,000
Tema Luxury ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Tema Luxury ETF NAV
Account Value	$ 9,849		10,315				10,000
Tema Monopolies and Oligopolies ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Tema Monopolies and Oligopolies ETF NAV
Account Value	$ 13,575		12,338				10,000
Tema Neuroscience and Mental Health ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Tema Neuroscience and Mental Health ETF NAV
Account Value	$ 9,903		10,207	$ 10,000
Tema Oncology ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Tema Oncology ETF NAV
Account Value	$ 10,534		11,284			$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 14,779		12,481				10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 9,873	$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 13,326		11,255		$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 14,779		12,481				10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 14,779		12,481				$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 12,463		10,526	$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 13,560		$ 11,452			$ 10,000